Benefit Plans - Summary of Benefit Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2022	$ 544
2023	383
2024	468
2025	428
2026	598
2027-2031	3,336
Total	$ 6,301